Provisions	12 Months Ended
Mar. 31, 2021
Provisions
Provisions

 16. Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease and claims for legal and regulatory matters.

Accounting policies

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current where settlement is expected more than 12 months from the reporting date.

Asset retirement obligations

In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of decommissioning of the assets to which they relate, and are long term in nature.

Legal and regulatory

The Group is involved in a number of legal and other disputes, including where the Group has received notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions considering the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

Other provisions

Other provisions comprise various amounts including those for restructuring costs. The associated cash outflows for restructuring costs are primarily less than one year.

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
31 March 2019	757	507	434	619	2,317
Exchange movements	(16)	(2)	(2)	5	(15)
Acquisition of subsidiaries	56	18	33	71	178
Disposal of subsidiaries	(69)	—	(4)	(2)	(75)
Amounts capitalised in the year	270	—	—	—	270
Amounts charged to the income statement	—	122	549	163	834
Utilised in the year − payments	(34)	(98)	(452)	(127)	(711)
Amounts released to the income statement	(9)	(45)	(13)	(199)	(266)
31 March 2020[1]	955	502	545	530	2,532
Exchange movements	6	(11)	4	7	6
Acquisition of subsidiaries	6	—	—	—	6
Amounts capitalised in the year	294	—	—	—	294
Amounts charged to the income statement	—	138	153	167	458
Utilised in the year − payments	(32)	(54)	(243)	(175)	(504)
Amounts released to the income statement	(7)	(47)	(33)	(66)	(153)
31 March 2021	1,222	528	426	463	2,639

Note:

1

The comparative balances as at 31 March 2020 have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase non-current provisions by €5 million and current provisions by €29 million, respectively, compared to amounts previously reported.

Provisions have been analysed between current and non-current as follows:

31 March 2021

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	43	273	353	223	892
Non-current liabilities	1,179	255	73	240	1,747
	1,222	528	426	463	2,639

31 March 2020

	Asset
	retirement	Legal and
	obligations	regulatory	Restructuring	Other	Total
	€m	€m	€m	€m	€m
Current liabilities	23	319	415	296	1,053
Non-current liabilities	932	183	130	234	1,479
	955	502	545	530	2,532